Cover	12 Months Ended
Oct. 31, 2024
Document Information [Line Items]
Document Type	PREM14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	The Cooper Companies, Inc.
Entity Central Index Key	0000711404